Basis of preparation and recent accounting developments - Treatment of interests in Quadgas HoldCo Limited (Quadgas) (Details)	1 Months Ended
Jun. 30, 2019
UK Gas Distribution (Cadent)
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed	39.00%